Service and other revenue (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
License and Services Revenue	$ 0	$ 0	$ 7,923
Sales Revenue, Services, Other	0	1,484	1,414
Maintenance Revenue	10,181	14,547	13,907
Service Revenue Recognized On Achievements Of Certain Milestones	$ 10,181	$ 14,547	$ 13,907